Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Gold credit sales	$ 535,766	$ 431,618
Concentrate sales	5,279	9,575
Revenue from sale of gold	541,045	441,193
Silver credit sales	225,316	290,152
Concentrate sales	63,085	53,427
Revenue from sale of silver	288,401	343,579
Palladium credit sales	31,886	9,240
Total sales revenue	$ 861,332	$ 794,012
Gold
Gold credit sales	62.00%	54.00%
Concentrate sales	1.00%	1.00%
Revenue from sale	63.00%	55.00%
Silver
Silver credit sales	26.00%	37.00%
Concentrate sales	7.00%	7.00%
Revenue from sale	33.00%	44.00%
Palladium
Palladium credit sales	4.00%	1.00%
Total sales revenue	100.00%	100.00%